Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Gross Carrying Amounts of Loans, Acceptance and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings) (Details) - CAD ($)
$ in Millions
	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 967,530	$ 961,989
Total allowance for loan losses	8,567	8,689	$ 8,655
Total loans, net of allowance	958,963	953,300
Non-trading loans at fair value	800	300
Trading loans at fair value	29,000	30,000
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	873,109	862,929
Total allowance for loan losses	2,723	2,739	2,598
Total loans, net of allowance	870,386	860,190
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	88,827	93,640
Total allowance for loan losses	4,150	4,362	4,239
Total loans, net of allowance	84,677	89,278
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,594	5,420
Total allowance for loan losses	1,694	1,588	1,818
Total loans, net of allowance	3,900	3,832
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	308,151	315,063
Total allowance for loan losses	383	357	368	$ 365
Total loans, net of allowance	307,768	314,706
Residential mortgages [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	283,432	291,739
Total allowance for loan losses	103	102	114	116
Total loans, net of allowance	283,329	291,637
Residential mortgages [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	23,693	22,346
Total allowance for loan losses	194	175	181	189
Total loans, net of allowance	23,499	22,171
Residential mortgages [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,026	978
Total allowance for loan losses	86	80	73	$ 60
Total loans, net of allowance	940	898
Residential mortgages [member] | Low Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	212,345	221,933
Residential mortgages [member] | Low Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	211,463	221,168
Residential mortgages [member] | Low Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	882	765
Residential mortgages [member] | Normal Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	80,305	78,608
Residential mortgages [member] | Normal Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	71,559	70,217
Residential mortgages [member] | Normal Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	8,746	8,391
Residential mortgages [member] | Medium Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,474	9,841
Residential mortgages [member] | Medium Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	403	351
Residential mortgages [member] | Medium Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,071	9,490
Residential mortgages [member] | High Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,380	4,094
Residential mortgages [member] | High Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7	3
Residential mortgages [member] | High Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,994	3,700
Residential mortgages [member] | High Risk [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	379	391
Residential mortgages [member] | Default [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	647	587
Residential mortgages [member] | Default [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	647	587
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	266,630	259,033
Total allowance for loan losses	2,137	2,193	2,115
Total loans, net of allowance	264,493	256,840
Consumer instalment and other personal [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	233,682	221,558
Total allowance for loan losses	699	699	658
Total loans, net of allowance	232,983	220,859
Consumer instalment and other personal [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	31,834	36,401
Total allowance for loan losses	1,163	1,220	1,175
Total loans, net of allowance	30,671	35,181
Consumer instalment and other personal [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,114	1,074
Total allowance for loan losses	275	274	282
Total loans, net of allowance	839	800
Consumer instalment and other personal [member] | Low Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	117,859	113,101
Consumer instalment and other personal [member] | Low Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	115,290	110,513
Consumer instalment and other personal [member] | Low Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,569	2,588
Consumer instalment and other personal [member] | Normal Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	98,379	95,693
Consumer instalment and other personal [member] | Normal Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	82,582	75,881
Consumer instalment and other personal [member] | Normal Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	15,797	19,812
Consumer instalment and other personal [member] | Medium Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	36,576	36,549
Consumer instalment and other personal [member] | Medium Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	29,966	29,757
Consumer instalment and other personal [member] | Medium Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,610	6,792
Consumer instalment and other personal [member] | High Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	13,160	13,064
Consumer instalment and other personal [member] | High Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,844	5,407
Consumer instalment and other personal [member] | High Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,858	7,209
Consumer instalment and other personal [member] | High Risk [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	458	448
Consumer instalment and other personal [member] | Default [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	656	626
Consumer instalment and other personal [member] | Default [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	656	626
Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	41,070	41,662
Total allowance for loan losses	2,310	2,292	2,308
Total loans, net of allowance	38,760	39,370
Credit card [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	35,077	35,740
Total allowance for loan losses	754	743	731
Total loans, net of allowance	34,323	34,997
Credit card [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,425	5,354
Total allowance for loan losses	1,105	1,089	1,079
Total loans, net of allowance	4,320	4,265
Credit card [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	568	568
Total allowance for loan losses	451	460	$ 498
Total loans, net of allowance	117	108
Credit card [member] | Low Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,874	8,015
Credit card [member] | Low Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,870	8,011
Credit card [member] | Low Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4	4
Credit card [member] | Normal Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,044	12,341
Credit card [member] | Normal Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,933	12,222
Credit card [member] | Normal Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	111	119
Credit card [member] | Medium Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	13,513	13,682
Credit card [member] | Medium Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,598	12,780
Credit card [member] | Medium Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	915	902
Credit card [member] | High Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,482	7,475
Credit card [member] | High Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,676	2,727
Credit card [member] | High Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,395	4,329
Credit card [member] | High Risk [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	411	419
Credit card [member] | Default [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	157	149
Credit card [member] | Default [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	157	149
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	351,679	346,231
Total allowance for loan losses	3,737	3,847
Total loans, net of allowance	347,942	342,384
Business and government [member] | Canadian government insured [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,000	5,000
Business and government [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	320,918	313,892
Total allowance for loan losses	1,167	1,195
Total loans, net of allowance	319,751	312,697
Business and government [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	27,875	29,539
Total allowance for loan losses	1,688	1,878
Total loans, net of allowance	26,187	27,661
Business and government [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,886	2,800
Total allowance for loan losses	882	774
Total loans, net of allowance	2,004	2,026
Business and government [member] | Default [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,796	2,723
Business and government [member] | Default [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,796	2,723
Business and government [member] | Investment Grade Or Low Normal Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	142,752	139,670
Business and government [member] | Investment Grade Or Low Normal Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	142,625	139,518
Business and government [member] | Investment Grade Or Low Normal Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	127	152
Business and government [member] | Non Investment Grade Or Medium Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	190,378	187,125
Business and government [member] | Non Investment Grade Or Medium Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	177,762	173,836
Business and government [member] | Non Investment Grade Or Medium Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,616	13,289
Business and government [member] | Watch And Classified Or High Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	15,753	16,713
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	531	538
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	15,132	16,098
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	90	77
Business and government [member] | Non Investment Grade Or Lower Risk [Member] | Guaranteed by government agencies [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	24,000	24,000
Business and government and residential mortgage [member] | With No Allowance For Loan Losses [Member] | Impaired loans [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	288	273
Business and government and residential mortgage [member] | Insured [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	68,000	69,000
Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	841,065	838,302
Allowance for off-balance sheet credit instruments	1,030	1,052
Total off-balance sheet credit instruments, net of allowance	840,035	837,250
Off-balance sheet credit risks [member] | Retail Exposures [Member] | Personal Lines Of Credit And Credit Card Lines Cancellable And Banks Discretion [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	401,000	401,000
Off-balance sheet credit risks [member] | Non Retail Exposures [Member] | Undrawn Component Of Uncommitted Credit And Liquidity Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	66,000	67,000
Off-balance sheet credit risks [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	825,841	822,346
Allowance for off-balance sheet credit instruments	469	470
Total off-balance sheet credit instruments, net of allowance	825,372	821,876
Off-balance sheet credit risks [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	14,825	15,613
Allowance for off-balance sheet credit instruments	555	566
Total off-balance sheet credit instruments, net of allowance	14,270	15,047
Off-balance sheet credit risks [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	399	343
Allowance for off-balance sheet credit instruments	6	16
Total off-balance sheet credit instruments, net of allowance	393	327
Off-balance sheet credit risks [member] | Low Risk [Member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	318,397	320,223
Off-balance sheet credit risks [member] | Low Risk [Member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	317,097	318,759
Off-balance sheet credit risks [member] | Low Risk [Member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,300	1,464
Off-balance sheet credit risks [member] | Normal Risk [Member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	64,985	63,711
Off-balance sheet credit risks [member] | Normal Risk [Member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	63,899	62,564
Off-balance sheet credit risks [member] | Normal Risk [Member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,086	1,147
Off-balance sheet credit risks [member] | Medium Risk [Member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	17,436	17,676
Off-balance sheet credit risks [member] | Medium Risk [Member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	16,259	16,381
Off-balance sheet credit risks [member] | Medium Risk [Member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,177	1,295
Off-balance sheet credit risks [member] | High Risk [Member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	2,432	2,374
Off-balance sheet credit risks [member] | High Risk [Member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,331	1,282
Off-balance sheet credit risks [member] | High Risk [Member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,101	1,092
Off-balance sheet credit risks [member] | High Risk [Member] | Stage 3 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	0	0
Off-balance sheet credit risks [member] | Default [Member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	0	0
Off-balance sheet credit risks [member] | Default [Member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	399	343
Off-balance sheet credit risks [member] | Default [Member] | Stage 3 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	0	0
Off-balance sheet credit risks [member] | Default [Member] | Stage 3 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	399	343
Off-balance sheet credit risks [member] | Investment grade [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	321,807	319,274
Off-balance sheet credit risks [member] | Investment grade [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	321,807	319,274
Off-balance sheet credit risks [member] | Investment grade [member] | Stage 2 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	0	0
Off-balance sheet credit risks [member] | Non investment grade [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	110,539	109,646
Off-balance sheet credit risks [member] | Non investment grade [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	104,910	103,936
Off-balance sheet credit risks [member] | Non investment grade [member] | Stage 2 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	5,629	5,710
Off-balance sheet credit risks [member] | Watch and classified [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	5,070	5,055
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	538	150
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 2 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	4,532	4,905
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 3 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	$ 0	$ 0